Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 403	$ 69
Common stock, Par value	$ 0.001	$ 0.001
Common stock, Authorized	1,000,000,000	1,000,000,000
Common stock, Issued	31,771,000	1,738,000
Treasury stock, shares	200,000	192,000
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock, liquidation preference	24,999	24,999
Redeemable convertible preferred stock, authorized	6,306,000	6,306,000
Redeemable convertible preferred stock, issued	5,882,000	5,882,000
Redeemable convertible preferred stock, outstanding		5,882,000
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock, liquidation preference	15,998	15,998
Redeemable convertible preferred stock, authorized	2,465,000	2,465,000
Redeemable convertible preferred stock, issued	2,465,000	2,465,000
Redeemable convertible preferred stock, outstanding		2,465,000
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock, liquidation preference	21,179	21,179
Redeemable convertible preferred stock, authorized	5,295,000	5,295,000
Redeemable convertible preferred stock, issued	5,295,000	5,295,000
Redeemable convertible preferred stock, outstanding		5,295,000
Convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, liquidation preference	$ 31,916	$ 31,916
Convertible preferred stock, authorized	26,392,000	26,392,000
Convertible preferred stock, outstanding		17,645,000